LAZARD ACTIVE ETF TRUST

30 Rockefeller Plaza

New York, New York 10112

May 4, 2026

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:       Lazard Active ETF Trust (the “Trust”)

Registration Statement on Form N-1A (File Nos. 811-24041; 333-285466)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A was filed electronically on April 23, 2026.

LAZARD ACTIVE ETF TRUST

By:       /s/ Robert Spiro

Robert Spiro

Assistant Secretary